PREPAID EXPENSES (Details) - CAD ($)	Mar. 31, 2019	Dec. 31, 2018
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	$ 11,742	$ 22,211
Market Registration Fees
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	4,376	8,751
Legal Retainer
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	$ 7,366	$ 13,460